Related Party Transactions (Transactions with Non US Listed Part of Phoenix TV Group and CMCC) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Advertising and promotion expenses charged by related party	¥ (1,277)	$ (184)	¥ (1,788)	¥ (1,246)
Corporate administrative expenses charged by related party	(260)	(37)	(1,812)	(354)
Advertising revenues earned from related party	98,413	14,174	71,048	55,565
Paid services revenues earned from and through related party	122,844	17,693	276,712	291,610
Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Content provided by related party	(7,447)	(1,073)	(4,730)	(3,757)
Data line services provided by related party	0	0	(180)	(363)
Advertising and promotion expenses charged by related party	(1,277)	(184)	(1,788)	(1,246)
Corporate administrative expenses charged by related party	(260)	(37)	(1,812)	(354)
Project cost charged by related party	0	0	(55)	0
Revenues earned from related party	10,356	1,492	16,510	25,168
CMCC [Member]
Related Party Transaction [Line Items]
Advertising revenues earned from related party	31,956	4,603	35,787	29,643
Paid services revenues earned from and through related party	122,672	17,668	273,510	290,755
Revenue sharing fees and bandwidth costs to related party	¥ (20,941)	$ (3,016)	¥ (44,359)	¥ (41,766)